Schedule of Cash, Cash Equivalents and Short-term Investments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 1		675,083
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 2		833,265
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 3	133,748
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 4		90,596
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 5		59,254
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 6	9,510
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 7		765,679
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 8		892,519
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 9	$ 143,258